Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000037627 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000037627 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000037627 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000037627 [Member] | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000037627 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000037627 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000037627 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000037627 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000037627 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000037627 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000037627 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
C000037627 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000037627 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[2]
C000037627 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[2]
C000037627 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000037627 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[2]
C000037627 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000037627 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000037627 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[2]
C000037627 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
C000037627 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000037627 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)	[2]
C000037627 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
C000198224 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000198224 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000198224 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000198224 [Member] | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000198224 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000198224 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000198224 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000198224 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000198224 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000198224 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000198224 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4]
C000198224 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000198224 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[4]
C000198224 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[4]
C000198224 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000198224 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[4]
C000198224 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000198224 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000198224 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[4]
C000198224 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[4]
C000198224 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000198224 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)	[4]
C000198224 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[4]
C000004049 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000004049 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000004049 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000004049 [Member] | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000004049 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000004049 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000004049 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000004049 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000004049 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000004049 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000004049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000004049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000004049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[6]
C000004049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[6]
C000004049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000004049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[6]
C000004049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000004049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000004049 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[6]
C000004049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[6]
C000004049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[6]
C000004049 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)	[6]
C000004049 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[6]
C000004047 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000004047 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000004047 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000004047 [Member] | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000004047 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000004047 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000004047 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000004047 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000004047 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000004047 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000004047 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000004047 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[8]
C000004047 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[8]
C000004047 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[8]
C000004047 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000004047 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[8]
C000004047 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[8]
C000004047 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000004047 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[8]
C000004047 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[8]
C000004047 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000004047 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)	[8]
C000004047 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[8]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.